10-K Property and Equipment, net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net	Property and Equipment, net
Property and equipment, net, consist of the following as of:

	June 30,	December 31,
	2023	2022
Computer	$12,321	$12,321
Office equipment	300,250	281,250
Machinery	562,106	523,050
Leasehold improvements	105,614	105,614
Construction in progress	848,754	737,131
Total property and equipment	1,829,045	1,659,366
Less accumulated depreciation and amortization	(316,843)	(237,073)
Property and equipment, net	$1,512,202	$1,422,293
Depreciation and amortization of property and equipment of $40,460 and $41,533 was recorded for the three months ended June 30, 2023 and 2022, respectively, and $80,816 and $87,908 was recorded for the six months ended June 30, 2023 and 2022, respectively.
Property and Equipment, net
Property and equipment, net, consist of the following as of:

	December 31,
	2022	2021
Computer	$12,321	$14,953
Office equipment	281,250	—
Machinery	523,050	50,910
Leasehold improvements	105,614	132,575
Construction in progress	737,131	393,052
Total property and equipment	1,659,366	591,490
Less accumulated depreciation and amortization	(237,073)	(92,028)
Property and equipment, net	$1,422,293	$499,462
Depreciation and amortization of property and equipment of $179,843 and $85,250, was recorded for the years ended December 31, 2022 and 2021, respectively. During the year ended December 31, 2022, leasehold improvements of $26,961 and accumulated depreciation of $7,426 were written off, as the Company determined the assets were impaired. As of December 31, 2022, the remaining net book value of leasehold improvements is $0. See also Note 7.